UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08464
High Income Opportunities Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 8.9%(1)

	Principal
Security	Amount	Value

Aerospace — 0.1%

Hawker Beechcraft Acquisition, Term Loan, 2.69%, Maturing 3/26/14	$1,102,296	$576,868
Hawker Beechcraft Acquisition, Term Loan, 3.22%, Maturing 3/26/14	64,892	33,960

		$610,828

Automotive & Auto Parts — 0.7%

EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 6.22%, Maturing 7/13/15	$2,560,000	$457,600
Ford Motor Co., Term Loan, 3.69%, Maturing 12/15/13	4,752,462	3,010,252

		$3,467,852

Broadcasting — 0.5%

HIT Entertainment, Inc., Term Loan - Second Lien, 6.74%, Maturing 2/5/13	$9,180,000	$2,524,500

		$2,524,500

Building Materials — 0.3%

Panolam Industries Holdings, Inc., Term Loan, 5.00%, Maturing 9/30/12	$2,540,000	$1,460,500

		$1,460,500

Capital Goods — 0.1%

Dresser, Inc., Term Loan - Second Lien, 6.99%, Maturing 5/4/15	$1,080,000	$602,100

		$602,100

Consumer Products — 0.2%

Amscan Holdings, Inc., Term Loan, 3.65%, Maturing 5/25/13	$1,519,000	$1,306,340

		$1,306,340

Electronics / Electrical — 0.3%

Freescale Semiconductor, Inc., Term Loan, Maturing 12/1/13(2)	$2,320,000	$1,366,626

		$1,366,626

Energy — 0.1%

Quicksilver Resources, Inc., Term Loan - Second Lien, Maturing 8/8/13(2)	$330,000	$288,750

		$288,750

Food / Beverage / Tobacco — 0.5%

Dole Food Co., Inc., Term Loan, 3.27%, Maturing 4/12/13	$271,129	$259,456
Dole Food Co., Inc., Term Loan, 7.96%, Maturing 4/12/13	475,706	455,224
Dole Food Co., Inc., Term Loan, 7.97%, Maturing 4/12/13	1,772,499	1,696,182

		$2,410,862

Gaming — 0.9%

BLB Worldwide Holdings, Term Loan - Second Lien, 0.00%, Maturing 6/30/12(3)	$5,410,000	$419,275
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.69%, Maturing 5/18/14	1,580,000	632,000
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	3,984,117	3,725,150

		$4,776,425

Healthcare — 0.2%

Viant Holdings, Inc., Term Loan, 3.47%, Maturing 6/25/14	$1,743,349	$1,316,229

		$1,316,229

Paper — 0.3%

Newpage Corp., Term Loan, 4.79%, Maturing 12/5/14	$493,673	$385,613
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(2)	160,814	125,113
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(2)	197,108	151,970
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(2)	318,106	245,259
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(2)	623,972	485,451

		$1,393,406

Services — 1.8%

Adesa, Inc., Term Loan, 3.10%, Maturing 10/18/13	$5,187,556	$4,352,359
Neff Rental, Inc., Term Loan - Second Lien, 3.97%, Maturing 5/31/13	1,310,000	258,725

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
Security	Amount	Value

Services (continued)

Rental Service Corp., Term Loan - Second Lien, 4.51%, Maturing 11/30/13	$3,154,309	$2,050,301
TDS Investor Corp., Term Loan, 2.68%, Maturing 8/23/13	468,807	321,133
TDS Investor Corp., Term Loan, 2.97%, Maturing 8/23/13	2,318,926	1,564,630
TDS Investor Corp., Term Loan, 3.47%, Maturing 8/23/13	421,074	284,108
West Corp., Term Loan, 2.83%, Maturing 10/24/13	955,127	808,542

		$9,639,798

Super Retail — 2.1%

General Nutrition Centers, Inc., Term Loan, 3.15%, Maturing 9/16/13	$4,897,511	$4,150,641
The Yankee Candle Company, Inc., Term Loan, 3.21%, Maturing 2/15/15	3,550,256	2,975,558
Toys “R” Us, Term Loan, 4.70%, Maturing 7/19/12	5,260,000	4,153,522

		$11,279,721

Transportation Ex Air / Rail — 0.1%

CEVA Group, PLC, Term Loan, 3.43%, Maturing 8/2/15	$748,630	$374,315
CEVA Group, PLC, Term Loan, 4.22%, Maturing 8/2/15	249,910	124,955

		$499,270

Utilities — 0.7%

Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.97%, Maturing 10/10/14	$5,549,332	$3,770,394

		$3,770,394

Total Senior Floating-Rate Interests
(identified cost $63,585,878)		$46,713,601

Corporate Bonds & Notes — 86.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 0.2%

Alion Science and Technologies Corp., 10.25%, 2/1/15	$1,625	$406,250
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	1,460	365,000
Vought Aircraft Industries, Inc., Sr. Notes, 8.00%, 7/15/11	1,085	447,562

		$1,218,812

Air Transportation — 0.2%

Continental Airlines, 7.033%, 6/15/11	$1,097	$899,947

		$899,947

Automotive & Auto Parts — 2.3%

Allison Transmission, Inc., 11.00%, 11/1/15(4)	$835	$505,175
Altra Industrial Motion, Inc., 9.00%, 12/1/11	3,965	3,657,712
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	387,450
Ford Motor Credit Co., Sr. Notes, 7.875%, 6/15/10	1,305	1,200,968
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	4,890	3,735,085
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	675	571,068
General Motors Acceptance Corp., Variable Rate, 2.488%, 5/15/09	955	944,256
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	926,850

		$11,928,564

Banks and Thrifts — 0.1%

General Motors Acceptance Corp., 6.875%, 9/15/11(4)	$571	$497,027

		$497,027

Broadcasting — 0.6%

Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(4)	$1,675	$1,750,375
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(4)	2,515	1,647,325

		$3,397,700

Building Materials — 0.5%

Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$745	$547,575
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,310	1,257,600
Nortek, Inc., Sr. Sub. Notes, 10.00%, 12/1/13	1,160	748,200
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13(3)	5,230	287,650

		$2,841,025

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Cable / Satellite TV — 4.0%

Cablevision Systems Corp., Sr. Notes, Series B, 8.00%, 4/15/12	$85	$85,000
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	1,845	1,609,762
Charter Communications, Inc., Sr. Notes, 8.375%, 4/30/14(4)	310	283,650
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(4)	2,340	2,340,000
Kabel Deutschland GmbH, 10.625%, 7/1/14	3,745	3,838,625
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	1,070	1,011,150
National Cable PLC, 8.75%, 4/15/14	455	452,725
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	4,730	4,682,700
Time Warner Cable, Inc., 8.25%, 4/1/19	1,535	1,699,337
Virgin Media, Inc., 6.50%, 11/15/16(4)	6,720	4,930,800

		$20,933,749

Capital Goods — 1.7%

American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,271,700
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	1,860,450
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(4)	1,720	1,401,800
ESCO Corp., Sr. Notes, Variable Rate, 5.195%, 12/15/13(4)	1,720	1,161,000
RBS Global & Rexnord Corp., 9.50%, 8/1/14(4)	1,947	1,601,407
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,131,350
Terex Corp., 8.00%, 11/15/17	260	217,100

		$8,644,807

Chemicals — 0.9%

CII Carbon, LLC, 11.125%, 11/15/15(4)	$1,665	$974,025
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(4)	4,115	637,825
Nova Chemicals Corp., Sr. Notes, Variable Rate, 5.72%, 11/15/13	2,325	1,836,750
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(4)	5,520	1,021,200

		$4,469,800

Consumer Products — 0.9%

Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,705	$4,592,525

		$4,592,525

Containers — 0.7%

Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$1,580,550
Pliant Corp. (PIK), 11.625%, 6/15/09	5,524	1,983,133
Solo Cup Co., 8.50%, 2/15/14	285	240,825

		$3,804,508

Diversified Financial Services — 0.4%

Alliant Holdings I, Inc., 11.00%, 5/1/15(4)	$1,795	$1,247,525
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15(4)	2,090	1,065,900

		$2,313,425

Diversified Media — 2.5%

Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$967,500
Affinion Group, Inc., 11.50%, 10/15/15	2,490	1,805,250
Catalina Marketing Corp., (PIK) 10.50%, 10/1/15(4)	510	344,887
Catalina Marketing Corp., 11.625%, 10/1/17(4)	2,965	1,797,531
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	2,760	897,000
Nielsen Finance, LLC, 10.00%, 8/1/14	4,205	3,973,725
Nielsen Finance, LLC, 12.50%, (0.00% until 2011), 8/1/16	1,520	843,600
Nielsen Finance, LLC, Sr. Notes, 11.50%, 5/1/16(4)	2,555	2,427,250
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14(4)	220	218,900

		$13,275,643

Energy — 11.4%

Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$2,105	$1,052,500
Chesapeake Energy Corp., 9.50%, 2/15/15	4,020	4,080,300
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	1,375	1,223,750
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,600	1,794,000
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	986,187
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	575	543,375
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,111,000
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	2,931,598
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,561,450
Energy Transfer Partners L.P., 9.00%, 4/15/19	755	825,246
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	4,040	2,787,600
Forest Oil Corp., 7.25%, 6/15/19	450	376,875
Marathon Oil Corp., 7.50%, 2/15/19	470	493,323
Nabors Industries, Inc., 9.25%, 1/15/19(4)	1,540	1,455,750
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	1,915	1,038,887

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Energy (continued)

OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	$2,135	$1,184,925
Petrobras International Finance Co., 7.875%, 3/15/19	640	688,000
Petrohawk Energy Corp., 9.125%, 7/15/13	5,200	5,122,000
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,067,600
Petroplus Finance, Ltd., 6.75%, 5/1/14(4)	200	166,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(4)	4,735	3,835,350
Quicksilver Resources, Inc., 7.125%, 4/1/16	3,970	2,501,100
SandRidge Energy, Inc., Sr. Notes, 8.00%, 6/1/18(4)	3,150	2,772,000
SandRidge Energy, Inc., Sr. Notes, (PIK) 8.625%, 4/1/15	4,240	3,455,600
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(3)(4)	6,330	237,375
SESI, LLC, 6.875%, 6/1/14	700	616,000
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	4,395	3,340,200
Tennessee Gas Pipeline Co., 8.00%, 2/1/16(4)	435	445,875
United Refining Co., Sr. Notes, 10.50%, 8/15/12	9,420	6,311,400
VeraSun Energy Corp., 9.875%, 12/15/12(3)	1,240	0
Weatherford International, Ltd., 9.625%, 3/1/19	2,150	2,324,070
Williams Companies Inc., 8.75%, 1/15/20(4)	925	952,085

		$59,281,421

Entertainment / Film — 1.9%

AMC Entertainment, Inc., 11.00%, 2/1/16	$10,015	$9,864,775

		$9,864,775

Environmental — 0.8%

Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$4,915	$4,300,625

		$4,300,625

Food & Drug Retail — 0.7%

Ingles Markets, Inc., 8.875%, 5/15/17(4)	$385	$371,710
Supervalu Inc., 8.00%, 5/1/16	3,205	3,108,850

		$3,480,560

Food / Beverage / Tobacco — 1.9%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	$6,585	$5,663,100
Dole Foods Co., 7.25%, 6/15/10	255	249,900
Dole Foods Co., 13.875%, 3/15/14(4)	2,585	2,733,637
Tyson Foods, Inc., 10.50%, 3/1/14(4)	1,265	1,328,250

		$9,974,887

Gaming — 7.9%

Buffalo Thunder Development Authority, 9.375%, 12/15/14(4)	$5,755	$633,050
CCM Merger, Inc., 8.00%, 8/1/13(4)	3,635	1,635,750
Chukchansi EDA, Sr. Notes, Variable Rate, 6.095%, 11/15/12(4)	595	255,850
Eldorado Casino Shreveport, (PIK) 10.00%, 8/1/12	705	575,937
Fontainebleau Las Vegas Casino, LLC, (PIK) 11.00%, 6/15/15(4)	9,480	379,200
Galaxy Entertainment Finance, 9.875%, 12/15/12(4)	1,755	1,377,675
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)(4)	1,180	76,700
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(4)	2,530	1,429,450
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	3,615	777,225
Majestic HoldCo, LLC, 12.50%, 10/15/11(3)(4)	1,620	8,910
Mandalay Resort Group, 6.50%, 7/31/09	2,015	1,884,025
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.375%, 7/15/09	4,225	4,119,375
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	1,486,975
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,697,400
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,028,350
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,190	4,333,650
Park Place Entertainment, 7.875%, 3/15/10	4,105	2,442,475
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	2,795	2,333,825
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.25%, 3/15/12	310	303,800
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(4)	1,184	1,101,120
San Pasqual Casino, 8.00%, 9/15/13(4)	1,335	1,074,675
Scientific Games Corp., 7.875%, 6/15/16(4)	725	663,375
Seminole Hard Rock Entertainment, Variable Rate, 3.82%, 3/15/14(4)	2,190	1,456,350
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(4)	3,605	3,118,325
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(4)	5,202	4,172,811
Wynn Las Vegas, LLC, 6.625%, 12/1/14	3,725	3,166,250

		$41,532,528

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Healthcare — 8.2%

Accellent, Inc., 10.50%, 12/1/13	$2,465	$1,873,400
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	4,957,200
Biomet, Inc., 11.625%, 10/15/17	6,975	6,800,625
Biomet, Inc., (PIK) 10.375%, 10/15/17	640	619,200
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,465	2,668,050
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(4)	1,220	1,299,300
HCA, Inc., 7.875%, 2/1/11	344	338,840
HCA, Inc., 8.50%, 4/15/19(4)	4,405	4,454,556
HCA, Inc., 9.125%, 11/15/14	133	132,002
HCA, Inc., 9.25%, 11/15/16	3,040	3,017,200
HCA, Inc., 9.875%, 2/15/17(4)	2,210	2,221,050
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(4)	5,535	4,898,475
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,670	3,247,950
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,138,925
Rural/Metro Corp., 9.875%, 3/15/15	490	416,500
Rural/Metro Corp., 12.75%, (0.00% until 2010), 3/15/16	1,000	470,000
Universal Hospital Service, Inc., Variable Rate, 5.943%, 6/1/15	550	424,875
US Oncology, Inc., 9.00%, 8/15/12	965	955,350
US Oncology, Inc., 10.75%, 8/15/14	1,655	1,543,288
Viant Holdings, Inc., 10.125%, 7/15/17(4)	440	275,000

		$42,751,786

Homebuilders / Real Estate — 0.9%

HCP, Inc., 6.00%, 3/1/15	$655	$547,349
HCP, Inc., 6.45%, 6/25/12	2,850	2,612,262
HCP, Inc., 6.70%, 1/30/18	2,025	1,590,953

		$4,750,564

Hotels — 0.7%

Host Hotels and Resorts, LP, Sr. Notes, 6.75%, 6/1/16	$3,025	$2,654,438
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	385	330,138
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/15	705	641,550

		$3,626,126

Insurance — 0.2%

Hub International Holdings, Sr. Notes, 9.00%, 12/15/14(4)	$670	$469,000
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 5.113%, 11/15/14(4)	1,200	582,000

		$1,051,000

Leisure — 2.6%

HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(3)(4)	$3,985	$59,775
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	858	643,125
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,365,000
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	280	187,600
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	560	358,400
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	255	239,700
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	6,390	6,070,500
Universal City Florida Holdings, Sr. Notes, 8.375%, 5/1/10	210	131,250
Universal City Florida Holdings, Sr. Notes, Variable Rate, 5.92%, 5/1/10	7,080	4,425,000

		$13,480,350

Machinery — 0.2%

Whirlpool Corp., 8.60%, 5/1/14	$770	$790,243

		$790,243

Metals / Mining — 1.6%

FMG Finance PTY, Ltd., 10.625%, 9/1/16(4)	$5,820	$5,121,600
FMG Finance PTY, Ltd., Variable Rate, 5.261%, 9/1/11(4)	315	280,350
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19	3,110	3,202,905

		$8,604,855

Paper — 1.3%

Georgia-Pacific, LLC, 8.25%, 5/1/16(4)	$1,620	$1,628,100
International Paper Co., 7.95%, 6/15/18	310	283,650
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13(3)	887	172,965
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12(3)	1,225	263,375
NewPage Corp., 10.00%, 5/1/12	3,300	1,567,500
NewPage Corp., 12.00%, 5/1/13	3,415	939,125
NewPage Corp., Variable Rate, 7.42%, 5/1/12	1,655	719,925

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Paper (continued)

Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17(3)	$3,620	$796,400
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.375%, 7/1/12(3)	605	130,075
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	2,170	520,800

		$7,021,915

Publishing / Printing — 0.3%

Dex Media West/Finance, Series B, 9.875%, 8/15/13(3)	$1,835	$527,563
Harland Clarke Holdings, 9.50%, 5/15/15	505	305,525
Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	695	170,275
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17	5,520	338,100

		$1,341,463

Railroad — 0.7%

Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$937,250
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	536,250
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	2,390	2,079,300

		$3,552,800

Restaurants — 1.4%

El Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$3,344,125
NPC International, Inc., 9.50%, 5/1/14	4,665	4,198,500

		$7,542,625

Services — 7.3%

Aramark Services, Inc., 8.50%, 2/1/15	$4,330	$4,156,800
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	2,425	2,358,313
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	6,650	6,417,250
Hertz Corp., 8.875%, 1/1/14	3,360	2,620,800
Hertz Corp., 10.50%, 1/1/16	1,320	943,800
Laureate Education, Inc., 10.00%, 8/15/15(4)	4,915	3,710,825
Laureate Education, Inc., 11.75%, 8/15/17(4)	3,930	2,574,150
Laureate Education, Inc., (PIK) 10.25%, 8/15/15(4)	7,365	4,621,426
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(4)	2,575	1,686,625
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09(3)	2,640	990,000
Rental Service Corp., 9.50%, 12/1/14	3,075	1,991,063
Ticketmaster, Sr. Notes, 10.75%, 8/1/16(4)	2,340	1,608,750
Travelport, LLC, 9.875%, 9/1/14	695	344,025
West Corp., 9.50%, 10/15/14	5,055	4,410,488

		$38,434,315

Steel — 0.2%

RathGibson, Inc., 11.25%, 2/15/14	$5,225	$1,306,250

		$1,306,250

Super Retail — 6.3%

General Nutrition Center, Sr. Notes (PIK), Variable Rate, 6.404%, 3/15/14	$7,355	$5,626,575
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	4,220	3,376,000
Neiman Marcus Group, Inc., 9.00%, 10/15/15	6,556	3,638,580
Neiman Marcus Group, Inc., 10.375%, 10/15/15	7,455	4,137,525
Sally Holdings, LLC, 9.25%, 11/15/14	225	226,125
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	5,545	5,378,650
Staples, Inc., 9.75%, 1/15/14	875	961,108
Toys “R” Us, 7.625%, 8/1/11	3,125	2,125,000
United Auto Group, Inc., 7.75%, 12/15/16	2,000	1,470,000
Yankee Acquisition Corp., Series B, 8.50%, 2/15/15	8,266	5,868,860

		$32,808,423

Technology — 3.9%

Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	$475	$467,281
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	475	429,875
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	4,220	3,692,500
Avago Technologies Finance, 10.125%, 12/1/13	1,480	1,428,200
Avago Technologies Finance, 11.875%, 12/1/15	2,860	2,509,650
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15	5,115	3,759,525
Nortel Networks, Ltd., 10.75%, 7/15/16(3)	245	66,150
Nortel Networks, Ltd., 10.75%, 7/15/16(3)(4)	5,245	1,416,150
SunGard Data Systems, Inc., 9.125%, 8/15/13	545	523,200
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15(4)	6,375	6,135,938

		$20,428,469

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Telecommunications — 7.4%

Crown Castle International Corp., 9.00%, 1/15/15	$1,615	$1,655,375
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(4)	9,812	6,721,220
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12(4)	3,795	3,586,275
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	2,795	2,871,863
Intelsat Corp., 9.25%, 8/15/14(4)	3,750	3,656,250
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16(4)	4,003	3,962,970
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(4)	3,525	3,489,750
Sprint Capital Corp., 6.875%, 11/15/28	1,295	880,600
Telesat Canada/Telesat LLC, Sr. Notes, 11.00%, 11/1/15(4)	9,090	8,499,150
Telesat Canada/Telesat LLC, Sr. Notes, 12.50%, 11/1/17(4)	4,060	3,390,100

		$38,713,553

Textiles / Apparel — 1.7%

Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$145	$129,050
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	2,035	1,933,250
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	1,905	1,590,675
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	5,710	3,911,350
Quiksilver, Inc., 6.875%, 4/15/15	2,700	1,390,500

		$8,954,825

Transportation Ex Air / Rail — 0.4%

CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(4)	$3,825	$1,912,500

		$1,912,500

Utilities — 1.6%

AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,178	$2,014,269
Edison Mission Energy, Sr. Notes, 7.00%, 5/15/17	3,135	2,382,600
Edison Mission Energy, Sr. Notes, 7.20%, 5/15/19	790	578,675
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	75	64,125
NGC Corp., 7.625%, 10/15/26	3,205	1,842,875
NRG Energy, Inc., 7.375%, 1/15/17	1,405	1,345,288
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	335,775

		$8,563,607

Total Corporate Bonds & Notes
(identified cost $602,253,497)		$452,887,997

Convertible Bonds — 1.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Energy — 0.2%

Petroplus Finance, Ltd., 3.375%, 3/26/13	$1,500	$1,211,914

		$1,211,914

Healthcare — 0.1%

LifePoint Hospitals, Inc., 3.25%, 8/15/25	$525	$434,438
LifePoint Hospitals, Inc., 3.50%, 5/15/14	260	209,625

		$644,063

Super Retail — 0.9%

United Auto Group Inc., 3.50%, 4/1/26	$5,000	$4,412,500

		$4,412,500

Total Convertible Bonds
(identified cost $4,929,195)		$6,268,477

Mortgage Pass-Throughs — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Global Signal Trust, Series 2006-1, Class B, 5.588%, 2/15/36(4)	$3,000	$3,060,000

Total Mortgage Pass-Throughs
(identified cost $2,610,000)		$3,060,000

Common Stocks — 0.2%

Security	Shares	Value

Gaming — 0.1%

Fontainebleau Equity Holdings, Class A(5)(6)	148,726	$148,726
Shreveport Gaming Holdings, Inc.(5)(7)	4,858	65,874

		$214,600

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Super Retail — 0.1%

GNC Acquisition Holdings, Class A(5)(6)	108,818	$571,295

		$571,295

Total Common Stocks
(identified cost $2,335,797)		$785,895

Convertible Preferred Stocks — 0.7%

Security	Shares	Value

Energy — 0.7%

Chesapeake Energy Corp., 4.50%	53,543	$3,328,233
Chesapeake Energy Corp., 5.00%(4)	6,292	396,396

		$3,724,629

Total Convertible Preferred Stocks
(identified cost $5,951,414)		$3,724,629

Preferred Stocks — 0.1%

Security	Shares/Units	Value

Automotive & Auto Parts — 0.0%

Preferred Blocker, Inc.(4)	128	$38,408

		$38,408

Gaming — 0.1%

Fontainebleau Resorts LLC (PIK)(5)(6)	4,271	$404,044

		$404,044

Super Retail — 0.0%

GNC Acquisition Holdings(5)(6)	37,182	$147,613

		$147,613

Total Preferred Stocks
(identified cost $4,456,990)		$590,065

Miscellaneous — 0.1%

Security	Shares	Value

Cable / Satellite TV — 0.1%

Adelphia, Inc., Escrow Certificate(7)	7,585,000	$142,219
Adelphia, Inc., Escrow Certificate(7)	3,555,000	66,656
Adelphia Recovery Trust(7)	10,758,837	134,485

		$343,360

Utilities — 0.0%

Mirant Corp., Escrow Certificate(5)(6)(7)	1,440,000	$144
Mirant Corp., Escrow Certificate(5)(6)(7)	3,200,000	320

		$464

Total Miscellaneous
(identified cost $9,898,658)		$343,824

Warrants — 0.5%

Security	Shares	Value

Consumer Products — 0.0%

HF Holdings, Inc., Exp. 9/27/09(5)(7)	13,600	$0

		$0

Gaming — 0.5%

Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(5)(6)(7)	25,351	$2,466,672

		$2,466,672

Total Warrants
(identified cost $730,314)		$2,466,672

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 1.2%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.13%(8)	$6,384	$6,384,363

Total Short-Term Investments
(identified cost $6,384,363)		$6,384,363

Total Investments — 100.0%
(identified cost $703,136,106)		$523,225,523

Other Assets, Less Liabilities — 0.0%		$206,130

Net Assets — 100.0%		$523,431,653

PIK - Payment-In-Kind

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after April 30, 2009, at which time the interest rate will be determined.

(3)	Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of the securities is $139,290,964 or 26.6% of the Portfolio’s net assets.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Restricted security.

(7)	Non-income producing security.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2009.

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2009

Assets

Unaffiliated investments, at value (identified cost, $696,751,743)	$516,841,160
Affiliated investment, at value (identified cost, $6,384,363)	6,384,363
Cash	2,743
Restricted cash*	878,000
Receivable for investments sold	4,268,731
Dividends and interest receivable	15,658,833
Interest receivable from affiliated investment	202
Receivable for open swap contracts	404,831

Total assets	$544,438,863

Liabilities

Payable for investments purchased	$19,318,546
Payable for open swap contracts	258,998
Premium received on swap contracts	1,037,173
Payable to affiliate for investment advisory fee	311,689
Payable to affiliate for Trustees’ fees	1,529
Accrued expenses	79,275

Total liabilities	$21,007,210

Net assets applicable to investors’ interest in Portfolio	$523,431,653

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$703,196,403
Net unrealized depreciation (computed on the basis of identified cost)	(179,764,750)

Total	$523,431,653

*	Represents restricted cash on deposit at the custodian as collateral for open swap contracts.

Statement of Operations

For the Six Months Ended
April 30, 2009

Investment Income

Interest and other income	$30,440,818
Dividends	149,412
Interest income allocated from affiliated investment	16,948
Expenses allocated from affiliated investment	(11,384)

Total investment income	$30,595,794

Expenses

Investment adviser fee	$1,696,401
Trustees’ fees and expenses	9,200
Custodian fee	113,321
Legal and accounting services	49,929
Miscellaneous	27,334

Total expenses	$1,896,185

Net investment income	$28,699,609

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(47,297,301)
Swap contracts	(19,899,433)
Foreign currency and forward foreign currency exchange contract transactions	77,718

Net realized loss	$(67,119,016)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$55,090,160
Swap contracts	7,628,084
Foreign currency and forward foreign currency exchange contracts	(41,814)

Net change in unrealized appreciation (depreciation)	$62,676,430

Net realized and unrealized loss	$(4,442,586)

Net increase in net assets from operations	$24,257,023

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2009	Year Ended
in Net Assets	(Unaudited)	October 31, 2008

From operations —
Net investment income	$28,699,609	$66,895,970
Net realized loss from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(67,119,016)	(39,314,060)
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency and forward foreign currency exchange contracts	62,676,430	(233,768,789)

Net increase (decrease) in net assets from operations	$24,257,023	$(206,186,879)

Capital transactions —
Contributions	$84,381,208	$93,764,788
Withdrawals	(65,267,659)	(279,784,438)

Net increase (decrease) in net assets from capital transactions	$19,113,549	$(186,019,650)

Net increase (decrease) in net assets	$43,370,572	$(392,206,529)

Net Assets

At beginning of period	$480,061,081	$872,267,610

At end of period	$523,431,653	$480,061,081

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.86	%(2)	0.70%	0.63%	0.59%	0.58%	0.59%
Net investment income	12.98	%(2)	9.38%	8.33%	8.13%	8.06%	8.61%
Portfolio Turnover	32	%(3)	48%	81%	62%	62%	80%

Total Return	4.79	%(3)	(29.08)%	6.54%	11.66%	6.54%	12.79%

Net assets, end of period (000’s omitted)	$523,432		$480,061	$872,268	$1,087,324	$1,110,139	$1,291,973

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2009, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an interest of 62.5%, 10.7%, 14.7% and 1.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, when in the services’ judgement, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senor Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the

High Income Opportunities Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio.

High Income Opportunities Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates as daily net assets exceed that level; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the

High Income Opportunities Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Portfolio’s adviser fee. For the six months ended April 30, 2009, the Portfolio’s adviser fee totaled $1,707,417 of which $11,016 was allocated from Cash Management and $1,696,401 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2009, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.77% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $170,507,671 and $140,253,672, respectively, for the six months ended April 30, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$706,357,112

Gross unrealized appreciation	$17,282,813
Gross unrealized depreciation	(200,414,402)

Net unrealized depreciation	$(183,131,589)

5   Restricted Securities

At April 30, 2009, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Stocks, Miscellaneous, and Warrants

GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$571,295
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		147,613
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		148,726
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,271	4,271,080		404,044
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/8/99	25,351	0	(1)	2,466,672

Total Restricted Securities			$6,785,792		$3,738,814

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

High Income Opportunities Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

A summary of obligations under these financial instruments at April 30, 2009 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive		Net
			Amount**	Annual	Termi-	Unrealized
	Reference	Credit	(000’s	Fixed	nation	Appreciation
Counterparty	Entity	Rating*	omitted)	Rate	Date	(Depreciation)

Bank of America	First Data Corp.	Caa1/B-	$1,525	3.20%	12/20/09	$(53,374)

Citigroup, Inc.	First Data Corp.	Caa1/B-	3,050	3.20	12/20/09	(106,748)

Citigroup, Inc.	First Data Corp.	Caa1/B-	3,050	3.55	12/20/09	(98,876)

Citigroup, Inc.	First Data Corp.	Caa1/B-	4,560	5.00	12/20/10	231,463

JPMorgan Chase Bank	Ford Motor Corp.	Caa1/CCC+	3,200	5.00	3/20/10	173,368

						$145,833

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $15,385,000.

At April 30, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2009.

8   Concentration of Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$10,147,400	$—
Level 2	Other Significant Observable Inputs	509,273,435	145,833
Level 3	Significant Unobservable Inputs	3,804,688	—

Total		$523,225,523	$145,833

*	Other financial instruments are swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

High Income Opportunities Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities

Balance as of October 31, 2008	$5,504,469
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(1,896,108)
Net purchases (sales)	196,327
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of April 30, 2009	$3,804,688

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2009*	$(1,896,108)

*	Amount is included in the related amount on investments in the Statement of Operations.

10   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statement disclosures.

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2008 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that, under the circumstances, the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance High Income Opportunities Fund

OFFICERS AND TRUSTEES

Eaton Vance High Income Opportunities Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Robert B. MacIntosh
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance High Income Opportunities Fund

OFFICERS AND TRUSTEES CONT’D

High Income Opportunities Portfolio

Officers Michael W. Weilheimer President Thomas P. Huggins Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance High Income Opportunities Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

446-6/09	HISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR..
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date: June 16, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date: June 16, 2009

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date: June 16, 2009